Note 25 - Events After the Reporting Period (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2025 DKK (kr) $ / shares shares	Jan. 31, 2025 DKK (kr) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)
Statement Line Items [Line Items]
Issue of equity | $			$ 16,550	$ 9,168	$ 428
Equity | $			(1,652)	(4,729)	8,303	$ 32,437
Issued capital [member]
Statement Line Items [Line Items]
Issue of equity | $			4,617	2,013	70
Equity			$ 10,516	$ 5,899	$ 3,886	$ 3,755	kr 23,141,524	kr 19,198,668
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Units issued, shares (in shares)		3,997,361
Class of warrants, exercisable, percentage of ADs		50.00%
Units issued, offering price (in dollars per share) | $ / shares	$ 2.71
Units issued, number of warrants per unit (in shares)	1	1
Units issued, number of ADs per unit (in shares)	2	2
Increase (decrease) in number of shares outstanding (in shares)		199,868,050
Major ordinary share transactions [member] | Issued capital [member]
Statement Line Items [Line Items]
Issue of equity | kr		kr 49,967,012.5
Equity | kr	$ 78,332,151.5	kr 78,332,151.5